Expense Example - Munificent Seven ETF - NONE or SAME	Aug. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	$ 103